Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 518,905	$ 25,000
Prepaid expenses	73,865
Total current assets	592,770	25,000
Investments held in Trust Account	174,230,428
Total Assets	174,823,198	25,000
Current liabilities:
Accounts payable	153,601
Accrued expenses	29,500	1,000
Accrued expenses - related party	53,333
Franchise tax payable	97,200
Total current liabilities	333,634	1,000
Warrant liabilities	7,973,250
Total Liabilities	8,306,884	1,000
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 17,250,000 and 0 shares issued and outstanding at redemption value at December 31, 2021 and December 31, 2020, respectively	174,225,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2021 and December 31, 2020
Common stock, $0.0001 par value; 200,000,000 shares authorized; 4,312,500 shares issued and outstanding (excluding 17,250,000 and 0 shares subject to possible redemption) at December 31, 2021 and December 31, 2020	431	431
Additional paid-in capital		24,569
Accumulated deficit	(7,709,117)	(1,000)
Total Stockholders’ (Deficit) Equity	(7,708,686)	24,000
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIIBLE REDEMPTION AND STOCKHOLDERS’ (DEFICIT) EQUITY	$ 174,823,198	$ 25,000